CHANGES IN ACCOUNTING POLICIES (Details) - Accounting Standards Update 2016-02 - Scenario, Forecast $ in Millions	Jan. 01, 2019 CAD ($)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, liability	$ 750
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, liability	$ 900